Net Income (Loss) Per Share (Details) - Schedule of basic and diluted earnings (loss) per share attributable to common stockholders - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2020
Numerator:
Net (loss) income		$ (14,870)	$ (15,429)		$ (40,617)		$ 4,345
Accretion of preferred stock			$ (3,939)	[1]	0	[2]	(14,682)	[2]
Gain on extinguishment of convertible notes	[2]				412		0
Net (loss) income attributable to common stockholders, basic					(40,205)		(10,337)
Effect of convertible notes	[3]				0		(59,626)
Net loss attributable to common stockholders, diluted					$ (40,205)		$ (69,963)
Weighted-average common shares attributable to common stockholders, basic					7,027,860		0
Effect of convertible notes	[3]				0		8,529,846
Weighted average number of common shares—diluted					7,027,860		8,529,846
Net loss per common share attributable to common stockholders, basic					$ (5.72)		$ 0
Effect of convertible notes					0		(8.2)
Net loss per common share attributable to common stockholders, diluted					$ (5.72)		$ (8.2)

[1]	Relates to activity associated with the Redeemable Convertible Preferred Stock prior to the reverse recapitalization on September 9, 2021. As all common shares have been retroactively restated to give effect to the Business Combination, there are no shares of common stock associated with the conversion of Series D redeemable convertible preferred stock.
[2]	The gain on extinguishment of convertible notes relates to the difference between the carrying value of the convertible notes upon conversion to shares and the fair value of the shares exchanged which requires adjustment to the numerator when calculating basic EPS.
[3]	The effect of the convertible notes on the numerator for the year ended December 31, 2020 relates to the impact that the convertible notes had on net income during the period and are removed from net income when calculating net income (loss) attributable to common stockholders diluted using the if-converted method. The effect of the convertible notes on the shares in the denominator for the year ended December 31, 2020 was calculated based on the carrying value of the convertible notes balance at December 31, 2020, converted at the series D price of $4.50 per share and further retroactively adjusted for the effect of the Business Combination and are added back to the denominator when calculating diluted EPS using the if-converted method. These are excluded from the computation of diluted net loss per share attributable to common stockholders as of December 31, 2021 because including them would have had an anti-dilutive effect. The effect of accretion of preferred stock is $0 in 2021 because of the effect of the reversal of previous accretion forgone by the preferred shareholders upon completion of the Business Combination provided no benefit to the holders of the cancelled Legacy Clarus common stock.